SHARE CAPITAL - Disclosure of detailed information about outstanding RSUs (Details) - RSUs - Share	12 Months Ended	13 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, Opening balance (in shares)	881,149
Granted (in shares)	3,440,578
Exercised (in shares)	(1,193,789)	(59,138)
Cancelled/Forfeited (in shares)	(154,295)
Outstanding, Ending balance (in shares)	2,973,643	881,149